OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [line items]
Description of payment terms in contracts with customers	30 to 90 days
Advances received	$ 364
Trade accounts receivable and other - opening balance	3,863	$ 2,974	$ 2,679
Performance obligations satisfied	76,033	68,679	56,791
Payments received	(75,387)	(68,059)	(56,418)
Impairment of receivables (net of write backs)	(8)	0	(16)
Reclassification of the period-end receivables to held for sale	(182)	0	(39)
Acquisitions through business combinations	532	33	0
Foreign exchange and scope variations	(419)	236	(23)
Trade accounts receivable and other - ending balance	$ 4,432	$ 3,863	$ 2,974
2019
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, percent	100.00%